Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
10	Leases

Right-of-use assets

	2022
	Warehouse		Cranes	Courtyards	Major vessel maintenance	Corporate building		Total
Gross carrying amount
Balance 1 January 2022	$346,095		$11,722	$71,397	$22,135	$92,170		$543,519
Additions	57,524		4,977	56,564	-	-		119,065
Disposals	157,878	(b	11,722	48,182	-	92,170	(a	309,952
Balance at 31 December 2022	245,741		4,977	79,779	22,135	-		352,632

Depreciation
Balance 1 January 2022	138,709		11,268	33,459	9,684	13,167		206,287
Disposals	129,255	(b	11,399	34,701	-	21,070	(a	196,425
Depreciation	47,809		2,204	10,382	5,534	7,903		73,832
Balance 31 December 2022	57,263		2,073	9,140	15,218	-		83,694
Carrying amount 31 December 2022	$188,478		$2,904	$70,639	$6,917	$-		$268,938

	2021
	Warehouse	Cranes	Courtyards	Major vessel maintenance	Corporate building	Total
Gross carrying amount
Balance 1 January 2021	$287,641	$11,722	$60,035	$22,135	$92,170	$473,703
Additions	58,454	-	11,362	-	-	69,816
Disposals	-	-	-	-	-	-
Balance at 31 December 2021	346,095	11,722	71,397	22,135	92,170	543,519

Depreciation
Balance 1 January 2021	83,036	7,157	22,495	4,150	2,633	119,471
Disposals	-	-	-	-	-	-
Depreciation	55,673	4,111	10,964	5,534	10,534	86,816
Balance 31 December 2021	138,709	11,268	33,459	9,684	13,167	206,287
Carrying amount 31 December 2021	$207,386	$454	$37,938	$12,451	$79,003	$337,232

(a)
It corresponds to the cancellation of the lease agreement of Torre Latino y Cuspide in August, pursuant to the accord and satisfaction contract in payment of 5 real properties with Fibra FUNO (see note 9a). Moreover, as part of the contract, Fibra FUNO accepts to liquidate the credit in benefit of Banco de Bajio in the amount of $22,000, which gave rise to a loss on the transaction in the amount of $57,804 (see Note 19).

(b)	It corresponds to the cancellation of lease agreements for warehouses used for the storage business.

Lease liabilities

As of December 31, 2022 and December 31, 2021, the information on leases is summarized below:

	Short-term	Long-term
2022
Payable in Mexican pesos
Warehouse	$52,581	$150,091
Cranes	2,574	456
Courtyards	7,701	65,990
Major vessel maintenance	6,073	1,609
	$68,929	$218,146

2021
Payable in Mexican pesos
Warehouse	$89,694	$179,292
Cranes	1,248	-
Courtyards	11,482	30,033
Major vessel maintenance	6,404	7,683

Payable in US dollars
Corporate building	12,550	71,489
	$121,378	$288,497

Grupo TMM has leased its corporate headquarters building, warehouses for the storage service, cranes for the logistics services and a major vessel maintenance. With the exception of short-term leases and low-value underlying assets, each lease is reflected on the consolidated statement of financial position as a right-of-use asset and a lease liability.

Each lease generally imposes a restriction that, unless there is a contractual right for the Company to sublet the asset to another party, the right-of-use asset can only be used by the Company.

Leases are either non-cancellable or may only be cancelled by incurring a substantive termination fee. Some leases contain an option to extend the lease for a further term.

Grupo TMM is prohibited from selling or pledging the underlying leased assets as security. For leases over office buildings and warehouses, Grupo TMM must keep those properties in a good state of repair and return the properties. Further, Grupo TMM must insure items of leases assets and incur maintenance fees on such items in accordance with the lease contracts.

The table below describes the nature of Grupo TMM’s leasing activities by type of right-of-use asset recognized in the consolidated statement of financial position:

Right-of-use asset	No. of right-of-use assets leased	Range of remaining term (years)	No. of leases with extension options	No. of leases with purchase option	No. of leases with variable payments linked to an index	No. of leases with termination options
Corporate headquarters	7	1 – 10	2	-	7	-
Warehouse	2	3 – 10	1	-	2	-
Courtyards	1	1	-	-	-	-
Cranes	1	2	-	-	-	-

Lease liabilities are secured with related underlying assets. Future minimum lease payments at 31 December 2022 and 2021 were as follows:

	Within the 1st year	1 to 3 years	3 to 5 years	After 5 years	Total
Balance at December 31, 2022
Lease payments	$103,127	$178,272	$44,319	$70,243	$395,961
Financial charges	(34,198)	(38,237)	(17,071)	(19,380)	(108,886)
Present values, net	$68,929	$140,035	$27,248	$50,863	$287,075

Balance at December 31, 2021
Lease payments	$184,703	$213,311	$102,716	$39,833	$540,563
Financial charges	(63,325)	(48,820)	(13,581)	(4,962)	(130,688)
Present values, net	$121,378	$164,491	$89,135	$34,871	$409,875

Lease payments not recognized as a liability

The Company has elected not to recognize a lease liability for short-term leases (leases with an expected term of 12 months or less) or for leases of low-value assets. Payments made under such leases are expensed on a straight-line basis. In addition, certain variable lease payments are not permitted to be recognized as lease liabilities and are expensed as incurred.

The expense relating to payments not included in the measurement of the lease liability is as follows:

	2022	2021
Short-term leases (a)	$694,200	$558,178
Leases of low-value assets	6,249	7,193
	$700,449	$565,371

(a)	Corresponds to the leasing of parcel and bulk carrier vessels.

At December 31, 2022 and 2021, Grupo TMM was committed on short-term leases and total commitment at that date was $57,850 and $46,515, respectively.

At December 31, 2022 and 2021, Grupo TMM had no lease commitments that had not yet started.

Total cash outflow for leases for the years ended December 31, 2022 and 2021 were $798,256 and $617,621, respectively.